Dividends - Additional Information (Details) $ / shares in Units, ¥ in Millions, $ in Millions		12 Months Ended
	May 04, 2022 USD ($) $ / shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Common stock, dividends, per share, cash paid	$ 0.63
Dividends	$ 2,000	¥ 12,994
Payments of ordinary dividends, common stock		¥ 13,087	$ 1,897	¥ 0	¥ 0
American Depositary Share [Member]
Common stock, dividends, per share, cash paid	$ 1.26